INVESTMENT IN PC GOLD INC. (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
INVESTMENT IN PC GOLD INC. (Tables)
Investments, Balance, beginning of period	$ 0
Acquisition - Initial Recognition on June 9, 2021	36,000
Equity loss	(3)
Dilution of ownership -Stage 2 earn-in completion	(14,427)
Balance, beginning of period	$ 21,570